UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

51 East 42nd Street, 17th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C.51 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 239-0515

Dateof fiscal year end:	April 30, 2012

Dateof reporting period:	July 31, 2011

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended July 31, 2011.

		July 31, 2011
		Principal	Amortized	Fair
		Amount	Cost	Value

Insured
Ardsley New York Union Free
	School District Unlimited Tax
	5.00% due June 15, 2014	$415,000	$433,623	$460,808

Ardsley New York Union Free
	School District Unlimited Tax
	4.00% due June 15, 2016	460,000	470,510	512,886

Bethlehem NY Central School District
	Ref Unlimited Tax
	5.0% due November 1, 2015	500,000	521,725	571,470

Village of Briarcliff Manor New York
	Pub Impt Unlimited Tax
	5.0% due September 1, 2017	215,000	231,478	255,261

Village of Briarcliff Manor New York
	Pub Impt Unlimited Tax
	5.0% due September 1, 2015	310,000	328,750	355,945

City of Buffalo New York Sewer Auth
	Rev Sewer System Impt
	5.0% due July 1, 2011	-	-	-

Cattaraugus County NY Public
	Impt Ref Unlimited Tax
	(Par Call June 1, 2013 @100)
	5.0% due June 1, 2014	275,000	281,355	291,795

Cattaraugus County NY Public
	Impt Ref Unlimited Tax
	(Par Call June 1, 2013 @100)
	5.0% due June 1, 2015	275,000	281,357	292,097

Clarkstown Central School District
	NY Unlimited Tax
	(Par Call April 15, 2014 @100)
	5.25% due April 15, 2015	400,000	413,322	443,920

City of New York NY Public Impts
	Unlimited Tax
	(Par Call August 1, 2014 @100)
	5.0% due August 1, 2017	500,000	519,594	551,365

NY unlimited Tax
	(Par Call August 1, 2019 @100)
	5.0% due August 1, 2026	350,000	355,734	375,977

City of New York Transitional
	Fin Bldg Aid Rev Fiscal 2007
	5.00% due July 15, 2016	750,000	787,697	865,478

N.Y.S. Dormitory Authority Revs
	State Personal Income Ref Education
	5.50% due March 15, 2025	500,000	563,286	603,330

Insured (continued)
N.Y.S. Dormitory Authority Revs
	Non St Supported Debt Sch Dist Fing Prog
	(Par Call October 1, 2017 @100)
	5.0% due October 1, 2018	$430,000	$453,051	$480,602

N.Y.S. Dormitory Authority Revs
	Non St Supported Debt Sch Dist Fing Prog
	(Par Call October 1, 2017 @100)	585,000	613,264	644,816
	5.0% due October 1, 2019

N.Y.S. Dormitory Authority Revs
	Non St Supported Debt Insd Sien College
	(Par Call July 1, 2016 @100)
	5.0% due July 1, 2020	1,000,000	1,034,493	1,063,400

N.Y.S. Dormitory Authority Revs
	Non St Supported Debt St Johns Univ - Insd
	5.25% due July 1, 2021	1,000,000	1,082,948	1,132,920

N.Y.S. Dormitory Authority Revs
	City University Sys Ref Cons 5th Gen
	5.5% due July 1, 2019	1,000,000	1,073,105	1,179,500

N.Y.S. Dormitory Authority Revs
	Supported Debt Mental Health Svcs Facs
	Impt (Par Call February 15, 2015 @100)
	5.0% due February 15, 2021	1,035,000	1,054,923	1,095,330

N.Y.S. Dormitory Authority Revs
	Nonst Supported Debt-NYU
	(Par Call July1, 2018 @100)
	5.0% due July 1, 2029	300,000	300,000	314,622

N.Y.S. Dormitory Authority Lease Revs
	Mental Health Svcs Facs
	(Par Call August 15, 2020 @100)
	5.0% due August 15, 2023	420,000	428,139	458,896

N.Y.S. Dormitory Authority Revs
	State Personal Income Tax Rev Ed School
	Impt (Par Call March 15, 2018 @100)
	5.0% due March 15, 2022	750,000	798,543	829,432

N.Y.S. Dormitory Authority Revs
	5.5% due May 15, 2018	1,155,000	1,248,926	1,342,526

New York Environmental Facilities Corp
	State Pers Income Tax Rev
	5.25% due December 15, 2012	400,000	409,528	426,924

N.Y.S. Local Govt Assistance Corp Ref:
	5.5% due April 1, 2017	240,000	254,823	277,865

State of NY local Govt. Corp, Ref
	5.5% due April 1, 2017	700,000	792,600	810,439

Insured (continued)
N.Y.S. Thruway Authority
	Second Gen Hwy & Brdg Trust Fund
	5.25% due April 1, 2013	1,000,000	1,023,676	1,077,600

Niagara Falls Bridge Commission
	NY Toll Rev Highway Impts
	5.25% due October 1, 2015	1,420,000	1,460,842	1,465,568

Pleasantville New York Public Impt
	Unlimited Tax
	5.0% due January 1, 2016	440,000	459,520	501,450

Commonwealth of Puerto Rico
	Electric Power Auth Rev
	5.5% due July 1, 2017	700,000	747,444	789,278

Commonwealth of Puerto Rico
	Highway Transportation Auth Rev Ref
	6.25% due July 1, 2016	$285,000	$310,973	$328,967

Puerto Rico Commonwealth Highway
	and Transportation Auth Transn Rev
	5.5% due July 1, 2015	500,000	526,605	560,505

Sachem Central School District
	NY Holbrook Ref Unlimited Tax
	5.25% due October 15, 2019	500,000	538,494	602,590

Sales Tax Receivable Corp
	NY Public Impt.
	(Par Call October 15, 2014 @100)
	5.0% due October 15, 2017	275,000	293,590	307,428

Sales Tax Receivable Corp
	NY Public Impt.
	(Par Call October 15, 2014 @100)
	5.0% due October 15, 2021	200,000	206,676	219,286

Port Authority of NY and NJ
	Cons 142nd
	(Par Call January 15, 2016 @100)
	5.0% due July 15, 2030	200,000	199,768	207,496

Port Authority of NY and NJ
	Cons 144th
	(Par Call October 1, 2016 @100)
	5.0% due October 1, 2027	300,000	306,328	315,993

Port Authority of NY and NJ
	Cons 85th
	5.375% due March 1, 2028	150,000	155,196	170,551

Triborough Bridge & Tunnel Authority NY
	General Purpose Revs
	5.5% due November 15, 2019	1,000,000	1,011,312	1,145,290

Insured (continued)

Unadilla Valley New York Central School
	District Ref Unlimited Tax
	4.00% due June 15, 2014	500,000	530,954	539,645
		21,435,000	22,504,152	23,869,251
				62.0%
Revenue Backed
City of New York NY Municipal Water
	Fin Auth Wtr. & Sewer Rev Fiscal 2009
	(Par Call June 15, 2018 @100)
	5.625% due June 15, 2024	1,000,000	990,054	1,138,480

City of New York NY Municipal Water
	Fin Auth Wtr. & Sewer Rev Fiscal 2nd Gen
	(Par Call June 15, 2019 @100)
	5.0% due June 15, 2027	500,000	523,855	538,685

City of New York Transitional Finance
	Auth Rev Sub future Tax Secured
	( Par call June 15, 2018 @100)
	5.0% due November 1,2020	500,000	553,512	580,460
	5.0% due November 1,2021	1,000,000	1,108,515	1,146,650

New York State Urban development
	5.00% due January 1, 2017	225,000	248,349	259,076

N.Y.S. Dormitory Authority Revs Ref
	(Mandatory Put May 15, 2012 @100)
	5.25% due November 15, 2023	1,400,000	1,452,737	1,452,822

New York Environmental Facilities Corp
	Pollution Control Rev St Water NYC 02
	(Par Call June 15, 2016 @100)
	5.00% due June 15, 2018	1,000,000	1,032,138	1,137,940

Suffolk County Water Authority
	(Par Call June 1, 2013 @100)
	4.75% due June 1, 2021	770,000	780,555	795,433

N. Y.S. Thruway Authority
	St Pers Income Tax Rev Transn
	5.25% due march 15, 2019	750,000	799,361	892,785
		7,145,000	7,489,076	7,942,331
				20.6%

Pre-refunded
Cleveland Hill New York Union Free School
	District Cheektowaga Unlimited Tax
	(Callable January 21, 2010 @101)
	5.5% due October 15, 2011	$-	$-	$-

State of NY Local Gov't
	Assistance Corp.
	(Par Call April 1, 2018 @100)
	5.0% due April 1, 2019	200,000	218,248	231,296

Long Island Power Auth NY Elec Sys Rev
	5.50% due December 1, 2013	1,005,000	1,099,011	1,117,912

Triborough Bridge & Tunnel Authority NY
	General Purpose Revs
	(Escrowed to Maturity)
	5.5% due January 1, 2017	1,000,000	1,092,342	1,195,060

		2,660,000	2,867,437	3,010,202
				7.8%

General Obligations
Massapequa New York Union Free
	School District Unlimited Tax
	4.00% due June 15, 2013	300,000	311,984	317,922

Erie County, NY Indl Dev Agency
	School District Buffalo
	5.00% due May 1, 2014	250,000	276,324	275,997

Pawling, NY Central School District
	Ref Unlimited Tax
	4.00% due November 15, 2015	330,000	365,517	368,910

Oyster Bay New York
	Pub Impt Unlimited Tax
	5.0% due February 15, 2015	150,000	162,168	170,330

Cold Spring Harbor, NY Central School District
	Ref Unlimited Tax
	5.00% due February 1, 2016	100,000	113,884	116,721

Nassau County, NY
	Gen Impt Unlimited Tax
	(Par Call October 1, 2020 @100)
	4.0% due October 1, 2022	550,000	586,069	558,850

Plainview Old Bethpage New York Central
	School District Ref Unlimited Tax
	5.00% due December 15, 2020	250,000	284,722	303,760
		1,930,000	2,100,668	2,112,490
				5.5%

Appropriation
N.Y.S. Dormitory Authority Rev
	Cons City Univ Genl Sys 2nd Ser
	5.75% due July 1, 2013	115,000	118,944	123,506

		115,000	118,944	123,506
				0.3%

Short-term

Monroe County NY Ref Pub
	Impts Unlimited Tax
	6.0% due March 1, 2012	445,000	452,261	457,313

Triborough Bridge & Tunnel Authority NY
	Revs General Purpose Ref
	(Escrowed to Maturity)
	6.0% due January 1, 2012	455,000	457,836	465,934

Monroe County N.Y. Pub Imp Unlimited Tax
	(Callable June 1, 2008 @101)
	6.0% due June 1, 2010

Mt. Sinai, N.Y. Union Free School District		-	-	-
	6.2% due February 15, 2011

Nassau County Interim Finance Authority
	NY Sales Tax Secured
	(Pre-Refunded to November 15, 2010 @100)
	5.75% due November 15, 2013	-	-	-

N.Y.S. Dormitory Authority Rev
	St Personal Income Tax Ed
	5.5% due March 15, 2011	-	-	-

N.Y.S. Dormitory Authority Revs
	State Univ Educ Facils of New York Rev
	(Escrowed to Maturity)
	7.5% due May 15, 2011	-	-	-

Suffolk County Water Auth
	NY Waterworks Rev Sub Lien
	6.0% due June 1, 2009	-	-	-
		900,000	910,097	923,247
				2.4%

		$33,730,000	$35,532,538	$37,515,093

				97.2%
			Net Assets	38,516,264
		(*) Represents percentage of net assets.

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 20, 2011

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	September 20, 2011